Interim Condensed Consolidated Statements of Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Basic and diluted net loss per share from continuing operations	$ (0.03)	$ (0.01)	$ (0.04)	$ (0.02)
Weighted average number of shares outstanding used in computing basic and diluted net loss per share	322,784,556	322,333,344	322,776,209	320,082,947